Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2014
Securitizations
Securitizations
in	2014	2013	2012
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	4	56
Proceeds from transfer of assets	5,335	5,574	6,156
Cash received on interests that continue to be held	102	70	57
RMBS
Net gain/(loss) [1]	13	(8)	3
Proceeds from transfer of assets	22,728	24,523	15,143
Purchases of previously transferred financial assets or its underlying collateral	(4)	(10)	(25)
Servicing fees	2	4	3
Cash received on interests that continue to be held	444	486	554
Other asset-backed financings
Net gain [1]	29	15	83
Proceeds from transfer of assets	1,819	915	591
Purchases of previously transferred financial assets or its underlying collateral [2]	0	(213)	(621)
Cash received on interests that continue to be held	17	633	1,350
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2014	2013
CHF million
CMBS
Principal amount outstanding	41,216	37,308
Total assets of SPE	53,354	48,715
RMBS
Principal amount outstanding	49,884	45,571
Total assets of SPE	50,017	48,741
Other asset-backed financings
Principal amount outstanding	26,176	27,854
Total assets of SPE	26,176	27,854
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2014							2013							2012
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,341				4,023			633				2,993			761				2,219
of which level 2			1,242				3,791			476				2,879			654				2,090
of which level 3			100				232			156				114			107				129
Weighted-average life, in years			4.1				7.7			7.3				7.7			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2014											2013
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,168				2,394			212				1,132				2,354			284
of which non-investment grade			79				246			146				26				359			204
Weighted-average life, in years			5.6				7.8			3.6				6.5				8.6			3.7
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	36.6			–				–		1.0	–	23.5			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(26.6)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(48.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.6	–	22.3		1.7	–	44.0	0.3	–	21.2		1.1	–	37.1		1.7	–	22.4	1.0	–	23.1
Impact on fair value from 10% adverse change			(14.0)				(43.8)			(1.2)				(25.5)				(65.0)			(2.4)
Impact on fair value from 20% adverse change			(27.4)				(85.3)			(2.4)				(50.0)				(124.9)			(4.9)
Expected credit losses (rate per annum), in %	1.0	–	22.2		0.0	–	41.7	1.4	–	13.1		0.2	–	36.6		0.1	–	17.3	0.7	–	21.0
Impact on fair value from 10% adverse change			(7.1)				(25.3)			(0.4)				(10.9)				(42.2)			(0.4)
Impact on fair value from 20% adverse change			(14.0)				(49.4)			(0.7)				(21.5)				(79.6)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2014	2013
CHF million
CMBS
Other assets	26	432
Liability to SPE, included in Other liabilities	(26)	(432)
Other asset-backed financings
Trading assets	138	216
Other assets	252	157
Liability to SPE, included in Other liabilities	(390)	(373)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	452	0	452
Other assets	8,726	262	4,741	3	197	2,205	16,134
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,300	3,654	25,350
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	829	1,728
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,221	24,602
2013 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	447	66	513
Other assets	7,516	1,473	3,353	0	308	1,680	14,330
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,777	3,164	27,654
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	153	438	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	254	1,227	18,346

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2014 (CHF million)
Trading assets	179	5,009	1,201	494	625	7,508
Net loans	211	2,252	3,213	1,651	1,544	8,871
Other assets	0	4	20	0	189	213
Total variable interest assets	390	7,265	4,434	2,145	2,358	16,592
Maximum exposure to loss	752	12,775	4,589	7,326	2,358	27,800
Non-consolidated VIE assets	8,604	120,157	56,413	38,818	23,360	247,352
2013 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,812	2,856	1,282	7,565
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,838	3,581	2,001	15,138
Maximum exposure to loss	186	7,496	4,026	7,433	2,090	21,231
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	19,450	217,838

Bank
Securitizations
Securitizations
in	2014	2013	2012
Gains and cash flows (CHF million)
CMBS
Net gain [1]	7	4	56
Proceeds from transfer of assets	5,335	5,574	6,156
Cash received on interests that continue to be held	102	70	57
RMBS
Net gain/(loss) [1]	13	(8)	3
Proceeds from transfer of assets	22,728	24,523	15,143
Purchases of previously transferred financial assets or its underlying collateral	(4)	(10)	(25)
Servicing fees	2	4	3
Cash received on interests that continue to be held	444	486	554
Other asset-backed financings
Net gain [1]	29	15	83
Proceeds from transfer of assets	1,819	915	591
Purchases of previously transferred financial assets or its underlying collateral [2]	0	(213)	(621)
Cash received on interests that continue to be held	17	633	1,350
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2014	2013
CHF million
CMBS
Principal amount outstanding	41,216	37,308
Total assets of SPE	53,354	48,715
RMBS
Principal amount outstanding	49,884	45,571
Total assets of SPE	50,017	48,741
Other asset-backed financings
Principal amount outstanding	26,176	27,854
Total assets of SPE	26,176	27,854
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2014							2013							2012
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,341				4,023			633				2,993			761				2,219
of which level 2			1,242				3,791			476				2,879			654				2,090
of which level 3			100				232			156				114			107				129
Weighted-average life, in years			4.1				7.7			7.3				7.7			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2014											2013
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,168				2,394			212				1,132				2,354			284
of which non-investment grade			79				246			146				26				359			204
Weighted-average life, in years			5.6				7.8			3.6				6.5				8.6			3.7
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	36.6			–				–		1.0	–	23.5			–
Impact on fair value from 10% adverse change			–				(29.2)			–				–				(26.6)			–
Impact on fair value from 20% adverse change			–				(56.4)			–				–				(48.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.6	–	22.3		1.7	–	44.0	0.3	–	21.2		1.1	–	37.1		1.7	–	22.4	1.0	–	23.1
Impact on fair value from 10% adverse change			(14.0)				(43.8)			(1.2)				(25.5)				(65.0)			(2.4)
Impact on fair value from 20% adverse change			(27.4)				(85.3)			(2.4)				(50.0)				(124.9)			(4.9)
Expected credit losses (rate per annum), in %	1.0	–	22.2		0.0	–	41.7	1.4	–	13.1		0.2	–	36.6		0.1	–	17.3	0.7	–	21.0
Impact on fair value from 10% adverse change			(7.1)				(25.3)			(0.4)				(10.9)				(42.2)			(0.4)
Impact on fair value from 20% adverse change			(14.0)				(49.4)			(0.7)				(21.5)				(79.6)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2014	2013
CHF million
CMBS
Other assets	26	432
Liability to SPE, included in Other liabilities	(26)	(432)
Other asset-backed financings
Trading assets	138	216
Other assets	252	157
Liability to SPE, included in Other liabilities	(390)	(373)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	422	0	422
Other assets	8,726	262	4,741	3	195	2,205	16,132
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,268	3,654	25,318
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	828	1,727
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,220	24,601
2013 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	415	66	481
Other assets	7,516	1,473	3,353	0	307	1,680	14,329
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,744	3,164	27,621
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	152	439	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	253	1,228	18,346

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2014 (CHF million)
Trading assets	179	5,009	1,201	494	625	7,508
Net loans	211	2,252	3,113	1,651	1,544	8,771
Other assets	0	4	20	0	189	213
Total variable interest assets	390	7,265	4,334	2,145	2,358	16,492
Maximum exposure to loss	752	12,775	4,489	7,326	2,358	27,700
Non-consolidated VIE assets	8,604	120,157	56,413	38,818	12,170	236,162
2013 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,712	2,856	1,282	7,465
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,738	3,581	2,001	15,038
Maximum exposure to loss	186	7,496	3,926	7,433	2,090	21,131
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	8,525	206,913